Earnings Per Share (Tables)	2 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share
For the period from July 21, 2015 (inception) to September 30, 2015
2015
Numerator:
Net income	$(315,602)

Denominator:
Weighted-average shares outstanding
Weighted-average shares outstanding - Basic	160,823,831
Stock options	-
Weighted-average shares outstanding - Diluted	160,823,831

Earnings per share
-Basic	0.00
-Diluted	0.00

	For the Year Ended September 30, 2016	For the period from July 21, 2015 (Inception) to September 30, 2015
Numerator:
Net loss	$(4,507,799)	(315,602)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	193,981,153	160,823,831
Stock options	-
Weighted-average shares outstanding - Diluted	193,981,153	160,823,831

Earnings per share
-Basic	0.02	0.00
-Diluted	0.02	0.00